Cover	Feb. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2022
Entity File Number	001-33169
Entity Registrant Name	CREATIVE REALITIES, INC.
Entity Central Index Key	0001356093
Entity Tax Identification Number	41-1967918
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	13100 Magisterial Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40223
City Area Code	(502)
Local Phone Number	791-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false